Employee benefits: variable compensation - Effect on income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	$ 11,434	$ 10,870	$ 9,845
Variable compensation deferred to the next and following years	6,948	7,027	7,037
Variable compensation related to share-based compensation	1,087	1,128	1,094
Variable compensation related to share-based compensation - performance awards	752	695	689
Variable compensation related to share-based compensation - other variable compensation	111	213	208
Variable compensation related to share-based compensation - financial advisor variable compensation	225	219	197
Variable compensation related to share-based compensation recognized within other personnel expenses categories	189	134	169
Salaries related to share-based compensation	2	2	4
Social security related to share-based compensation	148	100	137
Personnel expenses related to share-based compensation - Equity Plus Plan	39	32	27
Personnel expenses related to share-based equity-settled compensation excluding social security	1,107	1,104	1,097
Personnel expenses related to share-based equity-settled compensation excluding social security, before FX effect	1,095	1,118	1,087
Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	9,725	8,876	7,927
Variable compensation deferred to the next and following years	2,167	2,070	2,398
Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,709	1,994	1,918
Variable compensation deferred to the next and following years	4,782	4,957	4,640
Variable compensation - performance awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,912	4,456	3,986
Variable compensation deferred to the next and following years	1,799	1,666	1,534
Variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,234	3,853	3,382
Variable compensation deferred to the next and following years	901	813	777
Variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	678	603	604
Variable compensation deferred to the next and following years	898	853	757
Non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,548	3,206	2,807
Variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,609	3,290	2,859
Variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	(61)	(83)	(52)
Variable compensation deferred to the next and following years	0	0	0
Deferred compensation awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,364	1,250	1,179
Variable compensation deferred to the next and following years	1,799	1,666	1,534
Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	625	563	523
Variable compensation deferred to the next and following years	901	813	777
Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	740	687	656
Variable compensation deferred to the next and following years	898	853	757
of which: Equity Ownership Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	391	458	485
Variable compensation deferred to the next and following years	523	493	509
of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	131	180	155
Variable compensation deferred to the next and following years	322	280	263
of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	260	279	330
Variable compensation deferred to the next and following years	201	214	245
of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	552	487	421
Variable compensation deferred to the next and following years	884	851	763
of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	236	197	180
Variable compensation deferred to the next and following years	348	336	312
of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	316	290	241
Variable compensation deferred to the next and following years	536	515	451
of which: Long Term Incentive Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	360	237	204
Variable compensation deferred to the next and following years	338	266	193
of which: Long Term Incentive Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	228	161	164
Variable compensation deferred to the next and following years	196	166	160
of which: Long Term Incentive Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	132	76	40
Variable compensation deferred to the next and following years	142	100	34
of which: Fund Ownership Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	60	68	69
Variable compensation deferred to the next and following years	54	56	68
of which: Fund Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	29	26	24
Variable compensation deferred to the next and following years	35	32	41
of which: Fund Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	31	42	46
Variable compensation deferred to the next and following years	19	25	27
Variable compensation - other
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	867	1,121	1,310
Variable compensation deferred to the next and following years	498	694	968
Variable compensation - other | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	617	539	784
Variable compensation deferred to the next and following years	206	229	384
Variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	250	583	526
Variable compensation deferred to the next and following years	292	465	583
Variable compensation other - retention awards | Credit Suisse
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	5	85
Variable compensation other - outstanding deferred compensation | Credit Suisse
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	83	288
Variable compensation - financial advisors
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	5,654	5,293	4,549
Variable compensation deferred to the next and following years	4,651	4,667	4,536
Variable compensation - financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,874	4,485	3,761
Variable compensation deferred to the next and following years	1,059	1,028	1,236
Variable compensation - financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	780	808	788
Variable compensation deferred to the next and following years	3,591	3,639	3,300
of which: non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,498	4,124	3,436
Variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,498	4,125	3,440
Variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	0	(1)	(4)
Variable compensation deferred to the next and following years	0	0	0
of which: deferred share-based awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	225	219	197
Variable compensation deferred to the next and following years	360	362	321
of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	132	123	110
Variable compensation deferred to the next and following years	126	130	113
of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	93	96	87
Variable compensation deferred to the next and following years	233	232	209
of which: deferred cash-based awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	480	443	414
Variable compensation deferred to the next and following years	1,859	1,652	1,331
of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	230	203	169
Variable compensation deferred to the next and following years	592	476	301
of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	251	239	245
Variable compensation deferred to the next and following years	1,267	1,176	1,029
of which : compensation commitments with recruited financial advisors
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	451	507	502
Variable compensation deferred to the next and following years	2,433	2,653	2,884
of which : compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	15	33	42
Variable compensation deferred to the next and following years	341	422	822
of which : compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	437	474	459
Variable compensation deferred to the next and following years	$ 2,092	$ 2,231	$ 2,062